Other long-term liabilities (Tables)	9 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	September 30,	December 31,
	2017	2016
Deferred gain on sale-leasebacks	$209,324	$194,322
Other	20,586	21,897
Other long-term liabilities	229,910	216,219
Current portion	(23,638)	(21,115)
Other long-term liabilities	$206,272	$195,104